UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4932

John Hancock World Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock
Health Sciences Fund

Semiannual Report

4.30.08

A look at performance

For the periods ended April 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	10-1-91	–15.58%	6.40%	4.07%	—	–18.60%	–15.58%	36.39%	49.05%	—

B	3-7-94	–15.61	6.51	4.02	—	–18.33	–15.61	37.04	48.36	—

C	3-1-99	–12.52	6.75	—	4.15%	–15.34	–12.52	38.65	—	45.21%

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.55%, Class B — 2.25%, Class C — 2.25% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Health Sciences Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Health Sciences Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	4-30-98	$14,836	$14,836	$14,510	$14,651

C2,3	3-1-99	14,521	14,521	12,414	13,014

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 3000 Healthcare Index — Index 1 — is a capitalization-weighted index composed of companies involved in medical services or health care.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index 1 figure as of closest month end to inception date.

Semiannual report | Health Sciences Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$856.80	$7.71

Class B	1,000.00	854.10	10.93

Class C	1,000.00	854.10	10.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Health Sciences Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$1,016.60	$8.37

Class B	1,000.00	1,013.08	11.86

Class C	1,000.00	1,013.08	11.86

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.67%, 2.37% and 2.37% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Health Sciences Fund	9

Portfolio summary

Top 10 holdings[1]

American Oriental Bioengineering, Inc.	7.8%	Cephalon, Inc.	3.4%

Johnson & Johnson	6.8%	Genentech, Inc.	3.1%

Pfizer, Inc.	4.4%	Bayer AG	3.1%

Gilead Sciences, Inc.	3.9%	Abbott Laboratories	2.9%

Aetna, Inc.	3.5%	Medco Health Solutions, Inc.	2.9%

Industry distribution[1]

Pharmaceuticals	27%	Diversified chemicals	3%

Biotechnology	25%	Drug retail	2%

Health care equipment	12%	Life sciences tools & services	2%

Health care services	6%	Health care supplies	1%

Managed health care	4%	Health care technology	1%

Health care distributors	3%	Other	14%

Country concentration[1]

United States	86%	China	2%

Germany	5%	India	2%

Netherlands Antilles	2%	Other	3%

1 As a percentage of net assets on April 30, 2008.

10	Health Sciences Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-08 (unaudited)

This schedule is divided into three main categories: common stocks, warrants and short-term investments. Common stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 87.74%		$133,669,816

(Cost $133,743,503)

Biotechnology 17.70%		26,965,609

Amgen, Inc. (I)	70,696	2,960,042

Biogen Idec, Inc. (I)	24,450	1,483,871

Cephalon, Inc. (I)	81,724	5,100,395

Cubist Pharmaceuticals, Inc. (I)	81,400	1,575,904

Genentech, Inc. (I)	70,096	4,780,547

Genzyme Corp. (I)	20,660	1,453,431

Gilead Sciences, Inc. (I)	113,644	5,882,213

OSI Pharmaceuticals, Inc. (I)	107,625	3,729,206

Diversified Chemicals 3.13%		4,762,199

Bayer AG	56,385	4,762,199

Drug Retail 2.06%		3,135,457

CVS Caremark Corp.	77,668	3,135,457

Health Care Distributors 3.48%		5,301,993

AmerisourceBergen Corp.	73,231	2,969,517

Cardinal Health, Inc.	44,795	2,332,476

Health Care Equipment 13.73%		20,909,802

Becton, Dickinson & Co.	17,954	1,605,088

Covidien Ltd.	34,306	1,601,747

Electro-Optical Sciences, Inc. (I)(K)	6,196	36,742

Hologic, Inc. (I)(L)	117,100	3,418,149

Hospira, Inc. (I)	81,200	3,341,380

Medtronic, Inc.	55,930	2,722,672

Orthofix International NV (I)	104,773	3,222,818

Stryker Corp.	23,752	1,539,842

Syneron Medical Ltd. (I)	111,833	1,690,915

Zimmer Holdings, Inc. (I)	23,334	1,730,449

Health Care Services 5.63%		8,583,835

Aveta, Inc. (B)(I)(S)	752,790	4,140,345

Medco Health Solutions, Inc. (I)	89,695	4,443,490

Health Care Supplies 1.23%		1,875,186

Cremer SA (I)	212,760	1,875,186

See notes to financial statements

Semiannual report | Health Sciences Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value

Life Sciences Tools & Services 1.90%			$2,893,789

Thermo Fisher Scientific, Inc. (I)		50,005	2,893,789

Managed Health Care 4.37%			6,658,972

Aetna, Inc.		122,641	5,347,148

UnitedHealth Group, Inc.		40,203	1,311,824

Personal Products 7.79%			11,874,524

American Oriental Bioengineering, Inc. (I)(L)		1,234,358	11,874,524

Pharmaceuticals 26.72%			40,708,450

Abbott Laboratories		84,300	4,446,825

Allergan, Inc.		24,408	1,375,879

Barr Pharmaceuticals, Inc. (I)		62,600	3,144,398

Dr. Reddy’s Laboratories Ltd. ADR (L)		164,126	2,506,204

Endo Pharmaceuticals Holdings, Inc. (I)		120,500	2,992,015

Johnson & Johnson		154,763	10,383,050

Merck & Co., Inc.		32,860	1,249,994

Pfizer, Inc.		329,865	6,633,585

Roche Holding AG		12,794	2,117,102

Stada Arzneimittel AG		45,849	3,091,652

Tongjitang Chinese Medicines Co. ADR (I)		337,530	2,767,746

Issuer		Shares	Value

Warrants 0.01%			$11,005

(Cost $0)

Health Care Equipment 0.01%			11,005

Electro-Optical Sciences, Inc. (B)(I)		6,579	11,005

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 23.17%			$35,293,375

(Cost $35,293,375)
Joint Repurchase Agreement 13.92%			21,198,000

Joint Repurchase Agreement with Bank of America Corp.
dated 4-30-08 at 1.910% to be repurchased at
$21,199,125 on 5-1-08, collateralized by
$16,648,341 U.S. Treasury Inflation Indexed Bond,
3.000% due 7-15-12 (valued at $21,621,960,
including interest)	1.910%	$21,198	21,198,000

		Shares
Cash Equivalents 9.25%			14,095,375

John Hancock Cash Investment Trust (T)(W)	2.7260% (Y)	14,095,375	14,095,375

Total investments (Cost $169,036,878)† 110.92%			$168,974,196

Other assets and liabilities, net (10.92%)			($16,629,604)

Total net assets 100.00%			$152,344,592

See notes to financial statements

12	Health Sciences Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $4,151,350 or 2.72% of the Fund’s net assets as of April 30, 2008.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown below.

			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	April 30, 2008

Electro-Optical Sciences, Inc. —
common stock	10-31-06	$35,317	0.02%	$36,742

Total			0.02%	$36,742

(L) All or a portion of this security is on loan as of April 30, 2008.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,140,345 or 2.72% of the Fund’s net assets as of April 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of April 30, 2008.

† The cost of investments owned on April 30, 2008, including short-term investments, for Federal income tax purposes, was $169,094,941. Gross unrealized appreciation and depreciation of investments aggregated $12,033,059 and $12,153,804, respectively, resulting in net unrealized depreciation of $120,745.

See notes to financial statements

Semiannual report | Health Sciences Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $154,941,503) including
$13,818,995 of securities loaned (Note 2)	$154,878,821
Investments in affiliated issuers, at value (Cost $14,095,375)	14,095,375

Total investments, at value (Cost $169,036,878)	168,974,196
Cash	9,958
Receivable for shares sold	6,976
Dividends and interest receivable	144,364
Receivable from affiliates	19,765
Other assets	179

Total assets	169,155,438

Liabilities

Payable for investments purchased	1,940,203
Payable for shares repurchased	183,399
Payable upon return of securities loaned (Note 2)	14,095,375
Payable for options written, at value (Premiums received $11,200)	500
Payable to affiliates
Management fees	337,722
Distribution and service fees	59,718
Other	99,118
Other payables and accrued expenses	94,811

Total liabilities	16,810,846

Net assets

Capital paid-in	147,570,273
Accumulated net realized gain on investments, options written and
foreign currency transactions	5,255,686
Net unrealized depreciation of investments, options written and
translation of assets and liabilities in foreign currencies	(45,405)
Accumulated net investment loss	(435,962)

Net assets	$152,344,592

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($111,241,016 ÷ 3,547,961 shares)	$31.35
Class B ($32,343,532 ÷ 1,222,889 shares)[1]	$26.45
Class C ($8,760,044 ÷ 331,148 shares)[1]	$26.45

Maximum offering price per share

Class A ($31.35 ÷ 95%)[2]	$33.00

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Health Sciences Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $54,697)	$568,296
Securities lending	248,634
Interest	237,571
Income from affiliated issuers	111,172

Total investment income	1,165,673

Expenses

Investment management fees (Note 3)	684,079
Distribution and service fees (Note 3)	429,989
Transfer agent fees (Note 3)	357,643
Accounting and legal services fees (Note 3)	8,551
Printing fees	29,551
Custodian fees	27,957
Blue sky fees	26,518
Professional fees	17,595
Trustees’ fees	5,032
Miscellaneous	15,657
Total expenses	1,602,572
Less expense reductions (Note 3)	(8,587)
Net expenses	1,593,985
Net investment loss	(428,312)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	7,513,442
Options written	103,123
Foreign currency transactions	(40,152)
7,576,413
Change in net unrealized appreciation (depreciation) of
Investments	(34,907,765)
Options written	10,700
Translation of assets and liabilities in foreign currencies	4,054
(34,893,011)
Net realized and unrealized loss	(27,316,598)

Decrease in net assets from operations	($27,744,910)

1 Semiannual period from 11-1-07 to 4-30-08.

See notes to financial statements

Semiannual report | Health Sciences Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-07	4-30-08[1]

Increase (decrease) in net assets

From operations
Net investment loss	($2,010,860)	($428,312)
Net realized gain	28,321,339	7,576,413
Change in net unrealized appreciation (depreciation)	(8,635,777)	(34,893,011)

Increase (decrease) in net assets resulting from operations	17,674,702	(27,744,910)

Distributions to shareholders
From net realized gain
Class A	(32,669,792)	(14,190,492)
Class B	(17,818,136)	(5,682,352)
Class C	(3,156,263)	(1,349,208)
	(53,644,191)	(21,222,052)
From Fund share transactions (Note 4)	(14,609,308)	(522,835)
Total decrease	(50,578,797)	(49,489,797)

Net assets

Beginning of period	252,413,186	201,834,389
End of period[2]	$201,834,389	$152,344,592

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Includes accumulated net investment income loss of $7,650 and $435,962, respectively.

See notes to financial statements

16	Health Sciences Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$34.67	$39.79	$43.22	$49.09	$47.10	$40.94
Net investment loss[2]	(0.38)	(0.47)	(0.49)	(0.35)	(0.26)	(0.05)
Net realized and unrealized gain
(loss) on investments	5.50	3.90	7.93	3.44	3.79	(7.68)
Total from investment operations	5.12	3.43	7.44	3.09	3.53	(7.73)
Less distributions
From net realized gain	—	—	(1.57)	(5.08)	(9.69)	(1.86)
Net asset value, end of period	$39.79	$43.22	$49.09	$47.10	$40.94	$31.35
Total return (%)[3]	14.77	8.62	17.77[4]	6.61[4]	8.91	(14.32)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$117	$125	$149	$158	$140	$111
Expenses before reductions	1.67	1.57	1.58	1.53	1.55	1.67[6]
Expenses net of fee waivers, if any	1.67	1.57	1.58	1.53	1.55	1.67[6]
Expenses net of all fee waivers
and credits	1.67	1.57	1.56	1.52	1.55	1.66[6]
Net investment loss	(1.04)	(1.08)	(1.06)	(0.78)	(0.67)	(0.29)[6]
Portfolio turnover (%)	95	54	50[7]	93	87	84

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charge.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Excludes merger activity.

See notes to financial statements

Semiannual report | Health Sciences Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$32.39	$36.91	$39.81	$44.76	$42.18	$35.32
Net investment loss[2]	(0.59)	(0.72)	(0.75)	(0.61)	(0.47)	(0.15)
Net realized and unrealized gain
(loss) on investments	5.11	3.62	7.27	3.11	3.30	(6.86)
Total from investment operations	4.52	2.90	6.52	2.50	2.83	(7.01)
Less distributions
From net realized gain	—	—	(1.57)	(5.08)	(9.69)	(1.86)
Net asset value, end of period	$36.91	$39.81	$44.76	$42.18	$35.32	$26.45
Total return (%)[3]	13.95	7.86	16.95[4]	5.82[4]	8.14	(14.59)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$154	$134	$124	$80	$50	$32
Expenses before reductions	2.37	2.27	2.28	2.23	2.25	2.37[6]
Expenses net of fee waivers, if any	2.37	2.27	2.28	2.23	2.25	2.37[6]
Expenses net of all fee waivers
and credits	2.37	2.27	2.26	2.22	2.25	2.36[6]
Net investment loss	(1.74)	(1.77)	(1.76)	(1.49)	1.38	(1.02)[6]
Portfolio turnover (%)	95	54	50[7]	93	87	84

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charge.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Excludes merger activity.

See notes to financial statements

18	Health Sciences Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03	10-31-04	10-31-05	10-31-06	10-31-07	4-30-08[1]

Per share operating performance

Net asset value, beginning of period	$32.39	$36.91	$39.81	$44.76	$42.18	$35.32
Net investment loss[2]	(0.59)	(0.72)	(0.75)	(0.61)	(0.46)	(0.14)
Net realized and unrealized gain
(loss) on investments	5.11	3.62	7.27	3.11	3.29	(6.87)
Total from investment operations	4.52	2.90	6.52	2.50	2.83	(7.01)
Less distributions
From net realized gain	—	—	(1.57)	(5.08)	(9.69)	(1.86)
Net asset value, end of period	$36.91	$39.81	$44.76	$42.18	$35.32	$26.45
Total return (%)[3]	13.95	7.86	16.95[4]	5.85[4]	8.12	(14.59)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$13	$13	$17	$14	$11	$9
Expenses before reductions	2.37	2.27	2.28	2.23	2.25	2.37[6]
Expenses net of fee waivers, if any	2.37	2.27	2.28	2.23	2.25	2.37[6]
Expenses net of all fee waivers
and credits	2.37	2.27	2.26	2.22	2.25	2.36[6]
Net investment loss	(1.73)	(1.78)	(1.76)	(1.49)	(1.37)	(0.99)[6]
Portfolio turnover (%)	95	54	50[7]	93	87	84

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charge.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Excludes merger activity.

See notes to financial statements

Semiannual report | Health Sciences Fund	19

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Health Sciences Fund (the Fund) is a non-diversified series of John Hancock World Fund (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

20	Health Sciences Fund | Semiannual report

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds.

Semiannual report | Health Sciences Fund	21

The Fund had no borrowing activity under the line of credit during the period ended April 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Inc. and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or notional) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (credit risk) or if the Fund is unable to offset a contract with a counterparty on a timely basis (liquidity risk). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

22	Health Sciences Fund | Semiannual report

Written options for the period ended April 30, 2008 were as follows:

		NUMBER OF CONTRACTS		PREMIUMS RECEIVED

Outstanding, beginning of period			—	—

Options written			625	$114,323

Options expired			(525)	(103,123)

Outstanding, end of period			100	$11,200

Summary of written options on securities outstanding on April 30, 2008:

NAME OF	NUMBER OF	EXERCISE	EXPIRATION
ISSUER	CONTRACTS	PRICE	DATE	VALUE

CALLS

Medtron, Inc.	100	$57.50	May 2008	($500)
Total	100			($500)

Short sales

The Fund, in “selling short,” sells borrowed securities, which must at some date be repurchased and returned to the lender. The risk associated with this practice is that, if the market value of securities sold short increases, the Fund may realize losses upon repurchase at prices which may exceed the prices used in determining the liability on the Fund’s Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short positions except at prices above those previously quoted in the market. The Fund had no open positions in short sales on April 30, 2008.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $2,059,005 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: October 31, 2009 — $936,581 and October 31, 2010 — $1,122,424. Availability of a certain amount of the loss carryforward may be limited in a given year. The John Hancock Biotechnology Fund was acquired on June 10, 2005, by John Hancock Health Sciences Fund.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of April 30, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative

Semiannual report | Health Sciences Fund	23

instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended October 31, 2007, the tax character of distributions paid was as follows: long-term capital gain $53,644,191. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund’s average daily net asset value, and (b) 0.70% of the Fund’s average daily net asset value in excess of $200,000,000.The effective rate for the period ended April 30, 2008 is 0.80% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2008, JH Funds received net up-front sales charges of $36,827 with regard to sales of Class A shares. Of this amount, $5,182 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $24,523 was paid as sales commissions to unrelated broker-dealers and $7,122 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time

24	Health Sciences Fund | Semiannual report

of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2008, CDSCs received by JH Funds amounted to $17,977 for Class B shares and $233 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $8,587 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$253,839	$182,193
Class B	83,423	198,720
Class C	20,381	49,076
Total	$357,643	$429,989

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $8,551 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Health Sciences Fund	25

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2007, and the period ended April 30, 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Period ended 4-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	635,161	$25,216,998	300,536	$10,144,685
Distributions reinvested	806,074	30,872,640	386,628	13,597,709
Repurchased	(1,376,975)	(53,682,434)	(563,164)	(19,044,988)
Net increase	64,260	$2,407,204	124,000	$4,697,406

Class B shares

Sold	80,635	$2,741,741	38,722	$1,098,289
Distributions reinvested	508,697	16,924,355	183,778	5,467,399
Repurchased	(1,068,318)	(36,319,524)	(420,380)	(12,019,018)
Net decrease	(478,986)	($16,653,428)	(197,880)	($5,453,330)

Class C shares

Sold	28,860	$966,456	14,937	$426,033
Distributions reinvested	90,600	3,014,273	44,000	1,309,436
Repurchased	(127,724)	(4,343,813)	(52,907)	(1,502,380)
Net increase (decrease)	(8,264)	($363,084)	6,030	$233,089

Net decrease	(422,990)	($14,609,308)	(67,850)	($522,835)

1Semiannual period from 11-1-07 to 4-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2008, aggregated $129,567,402 and $159,722,306, respectively.

26	Health Sciences Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Health Sciences Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock World Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Health Sciences Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records

Semiannual report | Health Sciences Fund	27

of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and Peer Group.

The Board noted that during the 10-year period, the Fund’s performance, although generally competitive, was below the performance of the Peer Group and Category medians and higher than the performance of both of its benchmark indices, the Russell 3000 Health Index and Standard & Poor’s 500 Index. The Board noted that, during the 1-, 3- and 5-year periods, the Fund’s performance was lower than the performance of one of its benchmark indices, the Standard & Poor’s 500 Index, but higher than or not appreciably lower than the performance of its other benchmark index, the Russell 3000 Health Index. The Board viewed favorably that the Fund’s performance during the 1-, 3- and 5-year periods was higher than the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of Category, but lower than the median of its Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment

28	Health Sciences Fund | Semiannual report

advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Health Sciences Fund	29

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
P.O. Box 9510
* Members of the Audit Committee	Investment adviser	Portsmouth, NH 03802-9510
† Non-Independent Trustee	John Hancock Advisers, LLC
	601 Congress Street	Legal counsel
Officers	Boston, MA 02210-2805	Kirkpatrick & Lockhart
Keith F. Hartstein		Preston Gates Ellis LLP
President and	Subadviser	One Lincoln Street
Chief Executive Officer	MFC Global Investment and	Boston, MA 02111-2950
Management (U.S.), LLC
Thomas M. Kinzler	101 Huntington Avenue
Secretary and Chief Legal Officer	Boston, MA 02199

Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

30	Health Sciences Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Health Sciences Fund.	280SA	4/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		6/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

     (a) Not applicable.

     (b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 19, 2008